STOCK-BASED COMPENSATION Dow 2012 Stock Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 55
Share-based Payment Arrangement, Expense		97		$ 87		$ 73
Share-based Payment Arrangement, Expense, Tax Benefit		$ 19		$ 18		$ 15
Deferred Compensation, Share-based Payments [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		152		336
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[1]	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(178)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(6)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	[2]	$ 74.24		$ 81.12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		0	[1],[2]	$ 0	[3]	$ 71.46
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	[2]	85.49
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	[2]	$ 75.97
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 15		$ 1		$ 382
Employee Service Share-based Compensation, Tax Benefit Realized From Deferred Stock Vested And Delivered		3		0		86
Share-based Payment Arrangement, Expense		3		4		144
Share-based Payment Arrangement, Expense, Tax Benefit		$ 1		$ 1		32
Performance Deferred Compensation [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense						12
Share-based Payment Arrangement, Expense, Tax Benefit						$ 3
Performance Deferred Compensation [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Actual Award Granted, Percentage Of Performance Target						0.00%
Performance Deferred Compensation [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Actual Award Granted, Percentage Of Performance Target						200.00%
Executive Officer [Member] | Deferred Compensation, Share-based Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount						$ 45
Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised						625
Share-Based Compensation Award, Performance Period Two [Member] | Performance Deferred Compensation [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[4]					232
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	[5]					$ 71.16
Share-Based Compensation Award, Performance Period One [Member] | Performance Deferred Compensation [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[4],[6]					1,728
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	[5],[6]					$ 81.99

[1]	No awards were granted by the Company out of the TDCC plan during 2020.
[2]	Weighted-average per share.
[3]	No awards were granted out of the TDCC plan during 2019 and 2020.
[4]	At the end of the performance period, the actual number of shares issued can range from zero to 200 percent of the target shares granted.
[5]	Weighted-average per share.
[6]	Converted to RSU awards at Conversion Date.